Note 15	6 Months Ended
Jun. 30, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of Investments In Subsidiaries Joint Ventures And Associates [Text Block]	Investments in joint ventures and associates
The breakdown of the balance of “Investments in joint ventures and associates” in the condensed consolidated balance sheets is as follows:

Joint ventures and associates (Millions of Euros)
	June 2023	December 2022
Joint ventures	90	100
Associates	839	816
Total	929	916